Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Company's Reportable Operating Segments
The Company’s reportable operating segments, which are components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer, who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:
For the year ended December 31, 2024:

In $000s	Product	Sales	Royalty revenue	Cost of sales excluding depletion	Depletion	Loss (gain) on disposal and impairment of Stream, royalty and other interests	Income (loss) before taxes	Cash flows from operating activities

Antamina, Peru	Copper, Other[1]	$–	$2,932	$–	$2,783	$–	$149	$3,832
	Silver	5,021	154	129	2,501	–	2,545	5,046
Aurizona, Brazil	Gold	–	8,566	–	274	–	8,292	8,216
Blyvoor,South Africa	Gold	4,874	–	1,178	1,160	–	2,536	3,719
Bonikro, Côte d'Ivoire	Gold	16,932	–	2,894	7,648	–	6,390	14,513
Caserones, Chile	Copper	–	11,033	–	3,724	–	7,309	7,762
Cerro Moro, Argentina	Silver	16,224	–	4,881	6,729	–	4,614	11,343
Chapada, Brazil	Copper	14,903	–	4,489	2,690	–	7,724	10,415
Fruta del Norte, Ecuador	Gold	–	9,899	–	1,919	–	7,980	6,001
Greenstone, Canada	Gold	5,025	–	1,056	1,527	–	2,442	3,893
Houndé, Burkina Faso	Gold	–	5,844	–	1,594	–	4,250	4,909
Mercedes, Mexico	Gold, Silver[2]	9,478	–	2,124	4,561	404	2,389	7,514
Relief Canyon, United States	Gold	20,786	–	–	10,491	–	10,295	20,786
Vale Royalties, Brazil	Iron Ore	–	5,792	–	2,424	–	3,368	5,391
Other[3]	Gold	8,464	18,337	2,056	4,894	(139)	19,990	20,202
	Copper, Other	6,035	5,984	1,187	5,389	3,424	2,019	11,335
Total Segments		$107,742	$68,541	$19,994	$60,308	$3,689	$92,292	$144,877
Corporate:
Administration and Project evaluation expenses		$–	$–	$–	$–	$–	$(24,950)	$(16,459)
Loss on revaluation of investments		–	–	–	–	–	(4,628)	–
Finance expense		–	–	–	–	–	(35,028)	–
Other		–	–	–	–	–	1,848	6,960
Total Corporate		$–	$–	$–	$–	$–	$(62,758)	$(9,499)
Consolidated		$107,742	$68,541	$19,994	$60,308	$3,689	$29,534	$135,378
1.Royalty revenue from Antamina consists of $2.2 million from copper and $0.7 million from other base metals.
2.Sales revenue from Mercedes consists of $9.2 million from gold and $0.3 million from silver.
3.Where a Stream, royalty and other interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents an interest on gold, silver or other metal, the interest has been summarized under Other. Other includes Vatukoula, Highland Valley (disposed of during the year ended December 31, 2024), Black Fox, CEZinc, Gualcamayo and others. Includes revenue from Stream, royalty and other interests located in Canada of $22.9 million, Mexico of $1.5 million, Brazil of $2.8 million, Türkiye of $5.5 million, Argentina of $3.2 million and other of $2.9 million. Includes revenue from gold of $26.8 million, copper of $3.1 million, diamonds of $2.0 million and other base metals of $6.9 million.
For the year ended December 31, 2023:

In $000s	Product	Sales	Royalty revenue	Cost of sales excluding depletion	Depletion	Contractual income from Stream, royalty and other interests	Loss (gain) on disposal and impairment of Stream, royalty and other interests	Income (loss) before taxes	Cash flows from operating activities

Antamina, Peru	Copper, Other[1]	$–	$12,040	$–	$7,215	$–	$2,039	$2,786	$11,455
	Silver	2,222	547	55	1,361	–	–	1,353	2,714
Aurizona, Brazil	Gold	–	9,825	–	492	–	–	9,333	9,025
Blyvoor, South Africa	Gold	4,431	–	1,313	1,225	–	–	1,893	2,994
Bonikro, Côte d'Ivoire	Gold	9,223	–	1,919	4,956	–	–	2,348	7,619
Caserones, Chile	Copper	–	12,022	–	5,832	–	–	6,190	8,365
Cerro Moro, Argentina	Silver	26,197	–	7,853	10,753	–	–	7,591	18,345
Chapada, Brazil	Copper	13,469	–	4,074	2,761	–	–	6,634	9,395
Fruta del Norte, Ecuador	Gold	–	7,722	–	2,098	–	–	5,624	5,434
Houndé, Burkina Faso	Gold	–	5,731	–	1,835	–	–	3,896	4,474
Mercedes, Mexico	Gold, Silver[2]	24,757	–	2,258	15,787	–	–	6,712	24,511
Relief Canyon, United States	Gold	9,396	–	–	4,731	–	–	4,665	9,395
Vale Royalties, Brazil	Iron Ore	–	5,988	–	2,426	–	–	3,562	5,005
Other[3]	Gold	11,412	10,790	3,054	6,790	(11,810)	940	23,228	30,068
	Copper, Other	5,477	8,387	1,151	7,075	–	(3,301)	8,939	12,644
Total Segments		$106,584	$73,052	$21,677	$75,337	$(11,810)	$(322)	$94,754	$161,443
Corporate:
Administration and Project evaluation expenses		$–	$–	$–	$–	$–	$–	$(21,526)	$(13,321)
Gain on revaluation of investments		–	–	–	–	–	–	15,671	–
Finance expense		–	–	–	–	–	–	(39,515)	(115)
Other		–	–	–	–	–	–	(2,472)	4,747
Total Corporate		$–	$–	$–	$–	$–	$–	$(47,842)	$(8,689)
Consolidated		$106,584	$73,052	$21,677	$75,337	$(11,810)	$(322)	$46,912	$152,754
1.Royalty revenue from Antamina consists of $9.1 million from copper and $2.9 million from other base metals.
2.Sales revenue from Mercedes consists of $21.8 million from gold and $3.0 million from silver.
3.Where a Stream, royalty and other interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents an interest on gold, silver or other metal, the interest has been summarized under Other. Other includes Vatukoula, Highland Valley (disposed of during the year ended December 31, 2024), Black Fox, CEZinc, Gualcamayo and others. Includes revenue from Stream, royalty and other interests located in Canada of $23.3 million, Mexico of $3.6 million, Brazil of $0.6 million, Türkiye of $4.2 million, Argentina of $0.7 million and other of $3.7 million. Includes revenue from gold of $22.2 million, other base metals of $5.9 million, diamonds of $3.3 million and copper of $4.7 million. Contractual income from Stream, royalty and other interests includes a one-time contractual payment of $10.0 million received related to the Mt. Hamilton royalty.
Total assets as of:

In $000s	December 31, 2024	December 31, 2023

Antamina	$179,564	$185,748
Aurizona	10,129	10,053
Blyvoor	103,160	104,380
Bonikro	22,063	30,035
Caserones	74,216	77,540
Cerro Moro	8,487	15,217
Chapada	41,205	43,895
Fruta del Norte	26,341	26,761
Greenstone	105,789	107,234
Hod Maden	207,007	206,996
Horne 5	78,934	78,934
Houndé	26,454	28,341
Hugo North Extension and Heruga	35,388	35,358
Mercedes	28,482	52,132
Platreef	187,000	187,000
Relief Canyon	20,088	20,074
Vale Royalties	111,556	114,529
Other[1]	242,616	255,276
Total Segments	$1,508,479	$1,579,503
Corporate:
Cash and cash equivalents	$4,395	$5,003
Investments	235,671	258,874
Other assets[2]	101,639	88,046
Total Corporate	$341,705	$351,923
Consolidated	$1,850,184	$1,931,426
1.Where a Stream, royalty and other interest represents less than 10% of the Company's sales, gross margin or aggregate asset book value and represents an interest on gold, silver or other metal, the interest has been summarized under Other. Includes Vatukoula, Black Fox, Highland Valley (disposed of during the year ended December 31, 2024), Cortez Complex (Robertson Deposit), CEZinc, Gualcamayo, Lobo-Marte and others.
2.Includes Versamet and Horizon Copper investments in associates.
Non-current assets by geographical region as of:

In $000s	December 31, 2024[1]	December 31, 2023[1]

North America
Canada	$280,132	$304,169
Mexico	30,904	54,344
USA	75,812	75,836
South & Central America
Peru	$192,646	$186,339
Brazil	177,183	180,380
Chile	73,926	77,650
Argentina	40,472	47,750
Ecuador	23,241	25,161
French Guiana	5,154	5,160
Africa
South Africa	$292,298	$293,562
Burkina Faso	29,285	34,135
Côte d'Ivoire	22,063	28,869
Other
Türkiye	$209,162	$210,162
Mongolia	36,031	36,001
Australia	16,105	16,177
Fiji	13,203	13,622
Other	42	298
Consolidated	$1,517,659	$1,589,615
1.Includes Stream, royalty and other interests and Other long-term assets.

Non-current Assets by Geographical Region
Non-current assets by geographical region as of:

In $000s	December 31, 2024[1]	December 31, 2023[1]

North America
Canada	$280,132	$304,169
Mexico	30,904	54,344
USA	75,812	75,836
South & Central America
Peru	$192,646	$186,339
Brazil	177,183	180,380
Chile	73,926	77,650
Argentina	40,472	47,750
Ecuador	23,241	25,161
French Guiana	5,154	5,160
Africa
South Africa	$292,298	$293,562
Burkina Faso	29,285	34,135
Côte d'Ivoire	22,063	28,869
Other
Türkiye	$209,162	$210,162
Mongolia	36,031	36,001
Australia	16,105	16,177
Fiji	13,203	13,622
Other	42	298
Consolidated	$1,517,659	$1,589,615
1.Includes Stream, royalty and other interests and Other long-term assets.